Redeemable and Convertible Shares - Schedule of Mezzanine Equity Activities (Details) - Series A Preferred Shares $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Temporary Equity [Line Items]
Balance	$ 22,977
Accretion	1,293
Conversion and redesignation of Preferred Shares	$ (24,270)